Accounting principles, rules and methods - Going concern (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure Of Disclosure Of Going Concern [Line Items]
Profit (loss)	€ (25,517)		€ (18,946)	€ (13,987)
Cash and cash equivalents	5,847		€ 6,337	€ 14,406	€ 19,857
Liquid investments	12,500
ADS Offering | Initial Public Offering in the United States
Disclosure Of Disclosure Of Going Concern [Line Items]
Net proceeds of the Initial public Offering on Nasdaq	13,490	$ 16,350
2020 Atlas contract
Disclosure Of Disclosure Of Going Concern [Line Items]
Remaining funding line of convertible notes	€ 15,000